SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
RMB to USD Year End [Member]
Currency exchange rates	7.1782	7.0950	6.8676
RMB to USD Average Rate [Member]
Currency exchange rates	7.1391	7.1080	6.8516
HKD to USD Year End [Member]
Currency exchange rates	7.7785	7.8264	7.8499
HKD to USD Average Rate [Member]
Currency exchange rates	7.7925	7.8238	7.8389